Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Pacific Basin Fund - Fidelity Pacific Basin Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	0.62%
Annual Return 2015	6.02%
Annual Return 2016	2.93%
Annual Return 2017	40.07%
Annual Return 2018	(17.95%)
Annual Return 2019	32.21%
Annual Return 2020	32.88%
Annual Return 2021	2.40%
Annual Return 2022	(23.75%)
Annual Return 2023	14.06%